RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of ANTA Sports and subsidiaries and outstanding transactions with related parties
Transactions with ANTA Sports and subsidiaries were as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Purchases of goods and services from ANTA Sports and subsidiaries and costs reimbursed	$18.9	$14.2	$33.4	$23.8
Sales of goods and services to ANTA Sports and subsidiaries and costs recovered	23.2	12.0	34.4	19.4
Balances outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel) were as follows:

In millions	June 30, 2026	December 31, 2025
ANTA Sports and subsidiaries
Current payables	$21.9	$17.9
Current receivables	21.0	7.6
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	2.9	0.7